Stock Options Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, beginning of period	1,217,083
Granted	370,650
Vested	(486,094)
Forfeited	(92,781)
Outstanding, end of period	1,008,858
Outstanding, weighted average grant date fair value, beginning of period	$ 3.02	$ 2.66
Granted, weighted average grant date fair value	$ 3.89
Vested, weighted average grant date fair value	$ 2.86
Forfeited, weighted average grant date fair value	$ 2.66
Outstanding, weighted average grant date fair value, end of period	$ 3.02	$ 2.66